UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05189

THE IBERO-AMERICA FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Ibero-America Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 29.2%
Commercial Banks - 19.6%
Banco Bilbao Vizcaya Argentaria SA (a)	279,710	$3,448,139
Banco Santander SA	617,876	7,607,129
Grupo Financiero Banorte SAB de CV-Class O	297,400	1,349,082
Investimentos Itau SA (Preference Shares)	165,102	1,204,675

		13,609,025

Consumer Finance - 2.0%
Compartamos SAB de CV(b)	705,200	1,352,422

Diversified Financial Services - 5.1%
BM&F Bovespa SA	50,600	343,963
Corp. Financiera Alba	19,748	1,192,901
Criteria Caixacorp SA	277,524	2,010,062

		3,546,926

Insurance - 1.8%
Grupo Catalana Occidente SA	59,027	1,246,390

Real Estate Management & Development - 0.7%
BR Malls Participacoes SA	48,300	460,124

		20,214,887

Telecommunication Services - 20.2%
Diversified Telecommunication Services - 15.0%
Telefonica SA	409,082	10,400,583

Wireless Telecommunication Services - 5.2%
America Movil SAB de CV	1,266,700	3,634,992

		14,035,575

Consumer Discretionary - 11.8%
Diversified Consumer Services - 1.1%
Anhanguera Educacional Participacoes SA	35,000	782,546

Hotels, Restaurants & Leisure - 0.6%
Sol Melia SA	36,300	399,058

Household Durables - 1.8%
PDG Realty SA Empreendimentos e Participacoes	146,800	802,027
Tecnisa SA	80,800	468,152

		1,270,179

Media - 1.4%
Antena 3 de Television SA	33,820	328,506
Gestevision Telecinco SA	26,900	338,109
Grupo Televisa SA(b)	70,300	332,898

		999,513

Specialty Retail - 6.9%
Inditex SA	65,587	4,753,044

		8,204,340

Energy - 11.5%
Energy Equipment & Services - 2.3%
Tecnicas Reunidas SA	27,788	1,598,920

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 9.2%
Petroleo Brasileiro SA	40,000	$783,748
QGEP Participacoes SA (b)	47,400	617,926
Repsol YPF SA	128,832	4,324,760
Ultrapar Participacoes SA (Preference Shares)	41,600	654,829

		6,381,263

		7,980,183

Industrials - 8.0%
Commercial Services & Supplies - 1.3%
Prosegur Cia de Seguridad SA	16,049	906,701

Construction & Engineering - 5.0%
Ferrovial SA	106,900	1,287,490
Obrascon Huarte Lain SA	64,743	2,154,530

		3,442,020

Machinery - 1.7%
Construcciones y Auxiliar de Ferrocarriles SA	1,150	633,472
Marcopolo SA (Preference Shares)	158,500	543,004

		1,176,476

		5,525,197

Utilities - 6.5%
Electric Utilities - 3.9%
EDP - Energias de Portugal SA	117,300	445,000
Iberdrola SA	261,412	2,280,819

		2,725,819

Gas Utilities - 0.7%
Enagas SA	22,065	472,512

Independent Power Producers & Energy Traders - 1.9%
Iberdrola Renovables SA	357,700	1,342,207

		4,540,538

Consumer Staples - 5.7%
Beverages - 1.0%
Cia de Bebidas das Americas (Preference Shares)	26,810	712,226

Food & Staples Retailing - 2.1%
Grupo Comercial Chedraui SA de CV (b)	203,600	629,179
Wal-Mart de Mexico SAB de CV	274,900	787,733

		1,416,912

Food Products - 1.8%
Cosan SA Industria e Comercio	80,500	1,257,480

Personal Products - 0.8%
Hypermarcas SA (b)	47,700	544,717

		3,931,335

Materials - 4.8%
Metals & Mining - 4.8%
Gerdau SA (Preference Shares)	105,900	1,399,652
Tubacex SA (b)	102,700	403,948
Vale SA	44,100	1,492,265

		3,295,865

Company	Shares	U.S. $ Value
Health Care - 1.6%
Health Care Providers & Services - 1.2%
Diagnosticos da America SA	66,400	$802,163

Pharmaceuticals - 0.4%
Genomma Lab Internacional SAB de CV (b)	137,300	303,813

		1,105,976

Total Investments - 99.3% (cost $49,400,333) (c)		68,833,896
Other assets less liabilities - 0.7%		459,279

Net Assets - 100.0%		$69,293,175

(a)	Security represents investment in an affiliate.
(b)	Non-income producing security.
(c)	As of February 28, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,026,081 and gross unrealized depreciation of investments was $(592,518), resulting in net unrealized appreciation of $19,433,563.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

The Ibero-America Fund

Portfolio Summary

February 28, 2011 (unaudited)

Country Breakdown*

68.5%	Spain
18.7%	Brazil
12.2%	Mexico
0.6%	Portugal

100.0%	Total Investments

*	All data are as of February 28, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein The Ibero-America Fund

February 28, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$4,710,266		$15,504,621		$	– 0	–	$20,214,887
Telecommunication Services	3,634,992		10,400,583			– 0	–	14,035,575
Consumer Discretionary	2,385,623		5,818,717			– 0	–	8,204,340
Energy	2,056,503		5,923,680			– 0	–	7,980,183
Industrials	543,004		4,982,193			– 0	–	5,525,197
Utilities	– 0	–	4,540,538			– 0	–	4,540,538
Consumer Staples	3,931,335		– 0	–		– 0	–	3,931,335
Materials	2,891,917		403,948			– 0	–	3,295,865
Health Care	1,105,976		– 0	–		– 0	–	1,105,976

Total Investments in Securities	21,259,616		47,574,280	†		– 0	–	68,833,896
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$21,259,616		$47,574,280		$	– 0	–	$68,833,896

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contacts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Ibero-America Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2011